Summary of Significant Accounting Policies - Major Customers (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dalian Ocean Shipping Co. Ltd.
Entity Wide Revenue Major Customer [Line Items]
Credit risk concentration percentage	44.70%	70.60%	75.60%
VL8 Pool Inc.
Entity Wide Revenue Major Customer [Line Items]
Credit risk concentration percentage	15.10%
Formosa Petrochemical Corporation
Entity Wide Revenue Major Customer [Line Items]
Credit risk concentration percentage		15.70%	18.30%
SK Shipping Company Limited
Entity Wide Revenue Major Customer [Line Items]
Credit risk concentration percentage		13.70%